Fair Value of Acquired Time Charters - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			27 Months Ended	6 Months Ended				56 Months Ended		6 Months Ended			34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011 Star Cosmo [Member]	May 01, 2011 Star Cosmo [Member]	Jun. 30, 2011 Star Cosmo - Voyage revenue [Member]	Jun. 30, 2011 Star Cosmo - Gain on time charter agreement termination [Member]	Jun. 30, 2012 Star Big [Member]	Jun. 30, 2012 Star Mega [Member]	Oct. 29, 2013 Star Sigma [Member]	Jan. 04, 2012 Star Sigma [Member]	Jun. 30, 2012 Star Sigma - Amount received in cash (Member)	Jun. 30, 2012 Star Sigma - Value of fuels received as compensation (Member)	Jun. 30, 2011 Star Omicron [Member]	Feb. 22, 2011 Star Omicron [Member]
Fair Value of Acquired Time Charters [Line Items]
Amortization of fair value of below market acquired time charter			$ 452		$ 179	$ 273
Amortization of above acquired time charters							1,603	1,564
Write Off Of Unamortized Fair Value Of Below Market Acquired Time Charter On Vessel Redelivery			273
Gain On Time Charter Agreement Termination	6,454	1,806									5,734	720	1,210
Fuel Quantity										1,027
Gross daily charter rate				36					38					43
Time charter termination deferred revenue			$ 324